SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	brobi#2f
FILER
PERIOD		03/31/2003
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	555 Fifth Avenue
		9th Floor
		New York, NY 10017

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	April 07, 2003
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco Ltd Cv                    CONV             453258AH8     2031  2021000 PRN      SOLE                                    2021000
BAC Capital Trust I 7.00% Cap  PFD              055187207      292    11000 SH       SOLE                                      11000
Bank One Capital V 8% Pfd secs PFD              06423p209      628    22950 SH       SOLE                                      22950
Citigroup Capital VII 7.125% C PFD              17306n203      641    24175 SH       SOLE                                      24175
Hartford Capital 7.70% Cum Pfd PFD              416315208      995    39500 SH       SOLE                                      39500
Hartford Life Capital          PFD              416590206     1038    40870 SH       SOLE                                      40870
Hartford Life Capital Pfd II 7 PFD              416591204     1327    50475 SH       SOLE                                      50475
Household Capital Trust VI 8.2 PFD              44180t205      994    37200 SH       SOLE                                      37200
Oxy Cap Trust I                PFD              692070204     1000    38925 SH       SOLE                                      38925
Public Service of Oklahoma 6.0 PFD              744533605     1234    47450 SH       SOLE                                      47450
Royal Bank of Scotland H.P. FD PFD              780097879     1041    40650 SH       SOLE                                      40650
Sears Roebuck Accept Corp 6.95 PFD              812404309      378    15920 SH       SOLE                                      15920
Southern Co Capital Tr V 6.875 PFD              842637209      505    20125 SH       SOLE                                      20125
Southern Co Capital Tr VI 7.12 PFD              84264c207     1701    63825 SH       SOLE                                      63825
St. Paul Cap Tr I 7.60% Pfd    PFD              85231f207     1212    47350 SH       SOLE                                      47350
Suntrust Capital V 7.05% TRUPS PFD              86789n204      452    17100 SH       SOLE                                      17100
USB Capital III 7.75% Tr Pfd S PFD              90335h208      516    19250 SH       SOLE                                      19250
El Paso Corp 9% Eq Secs Uts    CONVPFD          28336l208     1436    54800 SH       SOLE                                      54800
Owens Illinois 4.75% Conv Pfd  CONVPFD          690768502     2426   105250 SH       SOLE                                     105250
Raytheon Co. 8.25% Conv Pfd    CONVPFD          755111606    10921   213055 SH       SOLE                                     213055
ASML Holdings NV NY Reg Shs    COM              n07059111      704   107200 SH       SOLE                                     107200
Abbott Laboratories            COM              002824100     1911    50800 SH       SOLE                                      50800
Alcatel ADR                    COM              013904305      205    29762 SH       SOLE                                      29762
Alliant Techsystems Inc        COM              018804104     4394    81350 SH       SOLE                                      81350
American Int'l Group Inc       COM              026874107      277     5600 SH       SOLE                                       5600
Amerigas Partners LP           COM              030975106      966    40240 SH       SOLE                                      40240
Anadarko Petroleum Corp        COM              032511107     7586   166723 SH       SOLE                                     166723
Analog Devices Inc             COM              032654105     1012    36800 SH       SOLE                                      36800
Anheuser Busch Cos Inc         COM              035229103      234     5016 SH       SOLE                                       5016
Apache Corp                    COM              037411105     1762    28535 SH       SOLE                                      28535
Applied Materials Inc          COM              038222105      608    48300 SH       SOLE                                      48300
Asyst Technologies Inc         COM              04648X107     3984   735085 SH       SOLE                                     735085
BP P.L.C.                      COM              055622104      704    18256 SH       SOLE                                      18256
Beazer Homes USA Inc           COM              07556q105      765    13000 SH       SOLE                                      13000
Burlington Northern Santa Fe C COM              12189T104      453    18200 SH       SOLE                                      18200
Burlington Resources Inc       COM              122014103     8484   177825 SH       SOLE                                     177825
Canadian National Railroad     COM              136375102      603    14100 SH       SOLE                                      14100
Chevron Texaco Corp            COM              166764100      540     8350 SH       SOLE                                       8350
Citigroup Inc                  COM              172967101      388    11254 SH       SOLE                                      11254
ConocoPhillips                 COM              20825c104    10179   189908 SH       SOLE                                     189908
Cree Research Inc              COM              225447101      719    38800 SH       SOLE                                      38800
Del Monte Foods Company        COM              24522p103      124    16654 SH       SOLE                                      16654
Devon Energy Corp              COM              25179m103    15896   329659 SH       SOLE                                     329659
Diageo Corp                    COM              25243Q205     3279    79750 SH       SOLE                                      79750
El Paso Corp                   COM              28336l109     5205   860270 SH       SOLE                                     860270
El Paso Energy Partners LP     COM              28368b102    10668   343801 SH       SOLE                                     343801
Ericsson L M Telephone Co ADR  COM              294821608     1459   229464 SH       SOLE                                     229464
Exxon Mobil Corp               COM              30231g102      496    14190 SH       SOLE                                      14190
General Dynamics Corp          COM              369550108     5160    93690 SH       SOLE                                      93690
General Electric Co            COM              369604103      510    19999 SH       SOLE                                      19999
General Mills Inc              COM              370334104      241     5300 SH       SOLE                                       5300
General Motors Class H New     COM              370442832     8594   767314 SH       SOLE                                     767314
Glaxo SmithKline Plc Sponsored COM              37733W105      614    17439 SH       SOLE                                      17439
H J Heinz Co                   COM              423074103     1092    37400 SH       SOLE                                      37400
Honeywell Intl Inc             COM              438516106     2442   114330 SH       SOLE                                     114330
Intel Corp                     COM              458140100      306    18800 SH       SOLE                                      18800
Intl Business Machines Corp    COM              459200101      500     6379 SH       SOLE                                       6379
Johnson & Johnson              COM              478160104     1204    20797 SH       SOLE                                      20797
KLA-Tencor Corp                COM              482480100      632    17570 SH       SOLE                                      17570
Kinross Gold Corporation       COM              496902206     8756  1421437 SH       SOLE                                    1421437
L 3 Communications Hldgs Inc   COM              502424104     6392   159125 SH       SOLE                                     159125
LL & E Royalty Trust UBI       COM              502003106       97    37200 SH       SOLE                                      37200
LSI Logic Corp                 COM              502161102     3815   844055 SH       SOLE                                     844055
Lockheed Martin Corp.          COM              539830109      290     6100 SH       SOLE                                       6100
Marathon Oil Corp              COM              565849106    10393   433570 SH       SOLE                                     433570
Merck & Co Inc                 COM              589331107      392     7162 SH       SOLE                                       7162
Newmont Mining Corp            COM              651639106    14881   569075 SH       SOLE                                     569075
Nokia Corp.                    COM              654902204     2287   163210 SH       SOLE                                     163210
Northrop Grumman Corp          COM              666807102     9430   109905 SH       SOLE                                     109905
Novartis AG-Sponsored ADR      COM              66987V109     4382   118230 SH       SOLE                                     118230
Panamsat Corp                  COM              697933109      237    16750 SH       SOLE                                      16750
Pepsico Inc                    COM              713448108      249     6219 SH       SOLE                                       6219
Pfizer Inc                     COM              717081103      295     9472 SH       SOLE                                       9472
ST Microelectronics N V        COM              861012102     6558   347000 SH       SOLE                                     347000
San Juan Basin Royalty Trust   COM              798241105     9733   661200 SH       SOLE                                     661200
Schering AG                    COM              806585204     1166    28500 SH       SOLE                                      28500
Schering Plough Corp           COM              806605101     5547   311100 SH       SOLE                                     311100
Sears Roebuck & Co             COM              812387108     3978   164700 SH       SOLE                                     164700
South Jersey Industries        COM              838518108      498    15794 SH       SOLE                                      15794
Southern Co                    COM              842587107      370    13000 SH       SOLE                                      13000
St Paul Companies Inc          COM              792860108     8080   254085 SH       SOLE                                     254085
Syngenta AG                    COM              87160a100      223    24327 SH       SOLE                                      24327
Unilever NV New York Shs       COM              904784709     1318    22179 SH       SOLE                                      22179
Union Pacific Corp             COM              907818108      380     6910 SH       SOLE                                       6910
Union Planters Corp            COM              908068109     5407   205664 SH       SOLE                                     205664
United Technologies            COM              913017109      351     6081 SH       SOLE                                       6081
Wachovia Corp New              COM              929903102      214     6286 SH       SOLE                                       6286
Washington Mutual Inc.         COM              939322103     3045    86335 SH       SOLE                                      86335
Wells Fargo & Co               COM              949746101     1274    28320 SH       SOLE                                      28320
Wiltel Communications Group    COM              972487102      929    73734 SH       SOLE                                      73734
Xcel Energy Inc                COM              98389b100     4326   337735 SH       SOLE                                     337735
Zimmer Holdings Inc            COM              98956p102      274     5626 SH       SOLE                                       5626